Employee Benefit Plan, Statement of Changes in Net Assets Available for Benefits (Statement) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 9,630,082,278
Interest and dividends	643,755,399
Total investment income	10,273,837,677
Contributions:
Employer	988,704,633
Participants	1,688,446,853
Rollovers	203,649,622
Total contributions	2,880,801,108
Interest income from notes receivable from participants	65,248,444
Other income	120,832
Total additions to plan assets	13,220,008,061
Deductions to net assets attributed to:
Benefits paid to participants	6,843,499,863
Administrative expense	9,690,682
Total deductions from plan assets	6,853,190,545
Net increase	6,366,817,516
Net assets available for benefits:
Beginning of year	58,177,827,369
End of year	$ 64,544,644,885